Cover	Jun. 02, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2021
Entity Registrant Name	Comcast Corporation
Entity Central Index Key	0001166691
Entity Incorporation, State or Country Code	PA
Entity File Number	001-32871
Entity Tax Identification Number	27-0000798
Entity Address, Address Line One	One Comcast Center
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103-2838
City Area Code	215
Local Phone Number	286-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, City or Town	Philadelphia,
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	CMCSA
Security Exchange Name	NASDAQ
Notes 0.250 percent Due 2027
Document Information [Line Items]
Title of 12(b) Security	0.250% Notes due 2027
Trading Symbol	CMCS27
Security Exchange Name	NASDAQ
Notes 1.500 percent Due 2029
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	CMCS29
Security Exchange Name	NASDAQ
Notes 0.750 percent due 2032
Document Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2032
Trading Symbol	CMCS32
Security Exchange Name	NASDAQ
Notes 1.875 percent due 2036
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2036
Trading Symbol	CMCS36
Security Exchange Name	NASDAQ
Notes 1.250 percent due 2040
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2040
Trading Symbol	CMCS40
Security Exchange Name	NASDAQ
Guaranteed Notes 9.455 Percent Due 2022
Document Information [Line Items]
Title of 12(b) Security	9.455% Guaranteed Notes due 2022
Trading Symbol	CMCSA/22
Security Exchange Name	NYSE
Notes 5.50 Percent Due 2029
Document Information [Line Items]
Title of 12(b) Security	5.50% Notes due 2029
Trading Symbol	CCGBP29
Security Exchange Name	NYSE
Exchangeable Subordinated Debentures 2.0 Percent Due 2029
Document Information [Line Items]
Title of 12(b) Security	2.0% Exchangeable Subordinated Debentures due 2029
Trading Symbol	CCZ
Security Exchange Name	NYSE